Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill [Abstract]
Goodwill
12 Goodwill

	2020 US$m	2019 US$m
Net book value
At 1 January	922	912
Adjustment on currency translation	24	10
At 31 December	946	922
– cost	17,341	16,926
– accumulated impairment	(16,395)	(16,004)

At 1 January
– cost	16,926	15,861
– accumulated impairment	(16,004)	(14,949)
At 31 December, goodwill has been allocated as follows:

	2020 US$m	2019 US$m
Net book value
Richards Bay Minerals	468	487
Pilbara	383	349
Dampier Salt	95	86
	946	922
12 Goodwill continued
Impairment tests for goodwill
Richards Bay Minerals
Richards Bay Minerals’ annual impairment review resulted in no impairment charge for 2020 (2019: no impairment charge). The recoverable amount has been assessed by reference to fair value less cost of disposal (FVLCD), in line with the policy set out in note 1(i) and classified as level 3 under the fair value hierarchy. FVLCD was determined by estimating cash flows until the end of the life-of-mine plan including anticipated expansions. In arriving at FVLCD, a post-tax discount rate of 8.6% (2019: 8.6%) has been applied to the post-tax cash flows expressed in real terms.
The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding decrease in FVLCD are set out below:

US$m
5% decrease in the titanium slag price	182
1% increase in the discount rate applied to post-tax cash flows	213
10% strengthening of the South African rand	393
Other assumptions include the long-term pig iron and zircon prices and operating costs. Future selling prices and operating costs have been estimated in line with the policy set out in note 1(i). The recoverable amount of the cash-generating unit (CGU) exceeds the carrying value when each of these sensitivities are applied whilst keeping all other assumptions constant.
Pilbara
The annual impairment review of the Pilbara CGU has been assessed by reference to FVLCD using discounted cash flows, which is in line with the policy set out in note 1(i) and is classified as level 3 under the fair value hierarchy. In arriving at FVLCD, a post-tax discount rate of 6.6% (2019: 6.6%) has been applied to the post-tax cash flows expressed in real terms. The recoverable amount was determined to be significantly in excess of carrying value, and there are no reasonably possible changes in key assumptions that would cause the remaining goodwill to be impaired.